Business, Liquidity and Summary of Significant Accounting Policies (Profit Sharing Plan) - Additional Information (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Accounting Policies [Abstract]
Defined contribution plan, contributions per employee, percent	15.00%
Defined contribution plan, employer matching contribution, percent	3.00%
Defined contribution plan, total contribution	$ 55,000	$ 75,000	$ 78,000